Related party transactions - Summary of detailed information about remuneration paid to related parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Directors fees	$ 132	$ 142	$ 153
Salaries and benefits	588	1,143	929
Share-based compensation	$ 321	$ 461	$ 410